Fee and commission income (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Collection and payment services:
Service charges on deposit accounts	$ 1,217	$ 1,046	$ 951
Credit and debit cards	7,398	6,268	5,369
Checks and others	240	252	253
Total collection and payment services	8,855	7,566	6,573
Marketing of non-banking financial products:
Investment funds management	1,569	1,457	1,486
Capital markets and securities activities	738	513	439
Collection and payment services	2,832	2,568	2,334
Insurance	4,575	4,341	4,272
Financial advisory services	1,212	1,341	1,222
Total marketing of nonbanking financial products	10,926	10,220	9,753
Securities services:
Administration and custody	368	524	528
Total securities services	368	524	528
Other:
Foreign currency transactions	1,255	1,111	1,080
Other fees and commissions	892	895	836
Total other	2,147	2,006	1,916
Total fee and commission income	$ 22,296	$ 20,316	$ 18,770